Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Held-to-maturity, fair value	$ 13,950	$ 20,118
Common stock, par value	$ 6.25	$ 6.25
Common stock, authorized shares	9,000,000	9,000,000
Common stock, shares issued	2,980,602	2,980,602
Common stock, shares outstanding	2,742,350	2,742,242
Treasury stock, at cost	238,252	238,360